Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica International Stock
Supplement to the Currently Effective Retail Prospectus and Summary Prospectus
* * *
Effective as of March 28, 2024, the following information will supplement and supersede any contrary information contained in the Retail Prospectus and Summary Prospectus concerning the fund.
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Retail Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	I	R6
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b‑1) fees	0.25%	None	None
Other expenses	0.23%[1]	0.21%[1]	0.11%
Total annual fund operating expenses	1.18%	0.91%	0.81%
[1] Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 664	$ 904	$ 1,163	$ 1,903
Class I	$ 93	$ 290	$ 504	$ 1,120
Class R6	$ 83	$ 259	$ 450	$ 1,002
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 664	$ 904	$ 1,163	$ 1,903
Class I	$ 93	$ 290	$ 504	$ 1,120
Class R6	$ 83	$ 259	$ 450	$ 1,002
Investors Should Retain this Supplement for Future Reference
March 28, 2024

Transamerica International Stock
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica International Stock
Supplement to the Currently Effective Retail Prospectus and Summary Prospectus
* * *
Effective as of March 28, 2024, the following information will supplement and supersede any contrary information contained in the Retail Prospectus and Summary Prospectus concerning the fund.
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Retail Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	I	R6
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b‑1) fees	0.25%	None	None
Other expenses	0.23%[1]	0.21%[1]	0.11%
Total annual fund operating expenses	1.18%	0.91%	0.81%
[1] Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 664	$ 904	$ 1,163	$ 1,903
Class I	$ 93	$ 290	$ 504	$ 1,120
Class R6	$ 83	$ 259	$ 450	$ 1,002
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 664	$ 904	$ 1,163	$ 1,903
Class I	$ 93	$ 290	$ 504	$ 1,120
Class R6	$ 83	$ 259	$ 450	$ 1,002
Investors Should Retain this Supplement for Future Reference
March 28, 2024

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Transamerica International Stock | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
1 year	rr_ExpenseExampleYear01	$ 664
3 years	rr_ExpenseExampleYear03	904
5 years	rr_ExpenseExampleYear05	1,163
10 years	rr_ExpenseExampleYear10	1,903
1 year	rr_ExpenseExampleNoRedemptionYear01	664
3 years	rr_ExpenseExampleNoRedemptionYear03	904
5 years	rr_ExpenseExampleNoRedemptionYear05	1,163
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,903
Transamerica International Stock | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
1 year	rr_ExpenseExampleYear01	$ 93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	1,120
1 year	rr_ExpenseExampleNoRedemptionYear01	93
3 years	rr_ExpenseExampleNoRedemptionYear03	290
5 years	rr_ExpenseExampleNoRedemptionYear05	504
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,120
Transamerica International Stock | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,002
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	259
5 years	rr_ExpenseExampleNoRedemptionYear05	450
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,002

[1]	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.